UNAUDITED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
UNAUDITED INTERIM FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying unaudited consolidated financial statements as of June 30, 2017 have been prepared in accordance with the U.S. generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial position as of June 30, 2017, the Company’s consolidated results of operation for the six and three months ended June 30, 2017 and the Company’s consolidated cash flows for the six months ended June 30, 2017.